Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments relating to noncancellable operating and capital leases
Operating Leases, Future Minimum Payments due, 2012	$ 176,403
Operating Leases, Future Minimum Payments due, 2013	149,460
Operating Leases, Future Minimum Payments due, 2014	122,763
Operating Leases, Future Minimum Payments due, 2015	98,543
Operating Leases, Future Minimum Payments due, 2016	70,087
Operating Leases, Future Minimum Payments due, Thereafter	176,599
Operating Leases total Future Minimum Payments	793,855
Capital Leases, Future Minimum Payments due, 2012	8,386
Capital Leases, Future Minimum Payments due, 2013	7,216
Capital Leases, Future Minimum Payments due, 2014	6,710
Capital Leases, Future Minimum Payments due, 2015	6,005
Capital Leases, Future Minimum Payments due, 2016	5,630
Capital Leases, Future Minimum Payments due, Thereafter	57,472
Capital Leases, total future minimum payments	91,419
Less imputed interest	(43,058)
Capital Leases, Net Future Minimum Payments	48,361
Less current portion	(4,008)
Long-term capital lease obligations	$ 44,353